Commitments and Contingencies (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Nov. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Jul. 19, 2024	Jul. 17, 2023
Share price			$ 10.62
Aggregate value			$ 20,000	$ 600,000
First Earnout Period [Member]
Revenue recognized			8,750,000
Second Earnout Period [Member]
Revenue recognized			$ 15,470,000
Allrites Holdings Pte Ltd And Subsidiaries [Member]
Aggregate value	$ 10,000,000				$ 10,000,000
Revenue recognized	895,524	$ 1,441,933			2,846,819	$ 1,583,055
Allrites Holdings Pte Ltd And Subsidiaries [Member] | First Earnout Period [Member]
Revenue recognized	8,750,000				8,750,000
Allrites Holdings Pte Ltd And Subsidiaries [Member] | Second Earnout Period [Member]
Revenue recognized	$ 15,470,000				$ 15,470,000
Class A Ordinary Shares [Member]
Aggregate shares			9,200,000
Share price			$ 10.00				$ 10.41	$ 10.62
Aggregate value			$ 92,000,000
Class A Ordinary Shares [Member] | First Earnout Period [Member]
Aggregate shares			800,000
Share price			$ 10.00
Aggregate value			$ 8,000,000
Class A Ordinary Shares [Member] | Allrites Holdings Pte Ltd And Subsidiaries [Member]
Aggregate shares	9,200,000				9,200,000
Share price	$ 10.00			$ 10.00	$ 10.00
Aggregate value	$ 92,000,000				$ 92,000,000
Class A Ordinary Shares [Member] | Allrites Holdings Pte Ltd And Subsidiaries [Member] | First Earnout Period [Member]
Aggregate shares	800,000				800,000
Share price	$ 10.00			10.00	$ 10.00
Aggregate value	$ 8,000,000				$ 8,000,000
Class B Ordinary Shares [Member] | First Earnout Period [Member]
Aggregate shares			1,000,000
Share price			$ 10.00
Aggregate value			$ 10,000,000
Class B Ordinary Shares [Member] | Allrites Holdings Pte Ltd And Subsidiaries [Member] | First Earnout Period [Member]
Aggregate shares	1,000,000				1,000,000
Share price	$ 10.00			$ 10.00	$ 10.00